Business Combinations - Summary of Reconciliation of Goodwill (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Business Combinations [Abstract]
As of January 1, 2020	€ 2,978
Acquisition of subsidiaries and businesses	57,469
Currency differences	(6,750)
As of December 31, 2020	€ 53,697